Other comprehensive income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	$ 232,461	$ 5,142
Interest expense - borrowings and deposits	(62,723)	(96,732)	$ (85,601)
Financial instruments FVH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on securities at FVOCI	(56)	157	87
Financial instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	(2,762)	(5,008)	(5,678)
Interest income - loans at amortized cost	(2,337)	(3,261)	(2,502)
Interest expense - borrowings and deposits	0	(1,733)	(1,650)
Net gain (loss) on foreign currency exchange	(369)	(61)	(1,530)
Net gain (loss) on interest rate swaps	0	56	4
Net gain (loss) on cross-currency swaps	$ 0	$ (9)	$ 0